UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23879

Coller Secondaries Private Equity Opportunities Fund

(Exact name of registrant as specified in charter)

950 Third Avenue

New York, New York 10022

(Address of principal executive offices) (zip code)

Richard Jason Alexander Elmhirst

950 Third Avenue

New York, New York 10022

(212) 644-8500

(Name, Address and Telephone Number of Person Authorized to Receive Notices and
Communications on Behalf of the Filing Person(s))

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 644-8500

Date of fiscal year end: March 31, 2024

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders.

(a)	The annual report (the “Report”) of Coller Secondaries Private Equity Opportunities Fund (the “Fund”) for the period January 23, 2024 (effectiveness of the Fund’s registration statement under the Securities Act of 1933) through March 31, 2024, is attached herewith:

Coller Secondaries Private Equity Opportunities Fund

Annual Report

March 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Coller Secondaries Private Equity Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Coller Secondaries Private Equity Opportunities Fund (the "Fund") as of March 31, 2024 and the related statement of operations for the period from January 23, 2024 (effective date) through March 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024 and the results of its operations for the period from January 23, 2024 (effective date) through March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

May 29, 2024

We have served as the Fund’s auditor since 2023.

Coller Secondaries Private Equity Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES
	Notes	March 31, 2024
Assets:
Cash		$100,000
Due from Adviser		1,196,583
Deferred offering costs		1,051,856
Total Assets		2,348,439
Liabilities:
Accrued organizational costs		1,196,583
Accrued offering costs		1,051,856
Total Liabilities		2,248,439
Commitments and contingent liabilities	5	—
Net Assets		$100,000
Components of Net Assets:
Paid-in capital		$100,000
Class I Shares issued and outstanding (unlimited number of shares authorized)		20,000
Offering price and net asset value per share		$5.00

See accompanying Notes to Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

STATEMENT OF OPERATIONS

For the Period from January 23, 2024 (Effective Date) through March 31, 2024
Expenses:
Organizational costs	$140,714
Total Expenses	$140,714
Less: Reimbursement from Adviser	(140,714)
Net Expenses	$—
Net Investment Income/(Loss)	$—

See accompanying Notes to Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2024

1.	Organization

Coller Secondaries Private Equity Opportunities Fund (“C-SPEF” or the “Fund”) is a newly organized Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, which became effective on January 23, 2024 and has no operating history. C-SPEF will sell its common shares of beneficial interest (the “Shares”) only to eligible investors that are “accredited investors,” as defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”).

C-SPEF’s investment objective is to seek to provide long-term capital appreciation.

In pursuing its investment objective, C-SPEF intends to invest primarily in an actively managed portfolio of private equity assets. C-SPEF’s investment exposure to these strategies is implemented via a variety of investment types that include: (i) investments in existing or newly formed private funds managed by unaffiliated asset managers ("Portfolio Funds"); (ii) investments in equity assets issued by private companies ("Direct Investments"); and (iii) investments alongside Portfolio Funds in equity assets issued by private companies ("Co-Investments" and, collectively with Portfolio Funds and Direct Investments, “Private Equity Investments”). C-SPEF’s investments will primarily be acquired through privately negotiated transactions from investors in Private Equity Investments and/or in connection with the restructuring of a Portfolio Fund or Co-Investment (“Secondary Transactions”); and may also be made through primary commitments to newly formed Portfolio Funds or special purpose vehicles structured to invest in Co-Investments (“Primary Commitments”).

C-SPEF offers multiple classes of shares. C-SPEF will offer three separate classes of Shares designated as Class I, Class D and Class I-2 Shares. Each class of Shares has differing characteristics, particularly in terms of the Distribution and Servicing Fee (as defined herein) that each class may be charged. C-SPEF may offer additional classes of Shares in the future. The Shares will generally be offered on the first business day of each month at the net asset value (“NAV”) per Share on that day. No person who is admitted as a shareholder of C-SPEF (a “Shareholder”) will have the right to require C-SPEF to redeem its Shares.

Coller Private Market Secondaries Advisors, LLC (the “Adviser”), an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as C-SPEF’s investment adviser. The Adviser is an indirect, wholly owned subsidiary of CICAP Limited, a private limited company registered in England and Wales (“CICAP” and, together with its direct and indirect subsidiaries, “Coller Capital”). The Adviser intends to leverage Coller Capital’s global investment platform in its capacity as investment adviser for C-SPEF, including its broad-based origination, investment expertise and long-standing counterparty relationships.

The business operations of C-SPEF are managed and supervised under the direction of C-SPEF’s Board of Trustees (the “Board”), subject to the laws of the State of Delaware and C-SPEF’s Second Amended and Restated Declaration and Agreement of Trust. The Board has overall responsibility for the management and supervision of the business operations of C-SPEF.

The Fund has not had any operations other than the sale and issuance of 20,000 Class I Shares to Coller Capital at an aggregate purchase price of $100,000 made on October 13, 2023 (the “Funding Date”). A Statement of Changes in Net Assets and Financial Highlights are not disclosed within the financial statements as the Fund has not commenced operations as of the date of these financial statements.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

a.   Estimates. The Fund’s financial statements follows the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

b.    Cash. In order to manage the liquidity of its investment portfolio, C-SPEF may also invest a portion of its assets in a portfolio of short-term debt securities, money market instruments, cash and/or cash equivalents (“Liquid Assets”). C-SPEF will generally seek to hold an amount of Liquid Assets and other liquid investments consistent with prudent liquidity management.

c.    Federal Income Taxes. C-SPEF intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders annually and to meet certain diversification and income requirements with respect to investment companies.

C-SPEF intends to make distributions on an annual basis in aggregate amounts representing substantially all of C-SPEF’s investment company taxable income (including realized short-term capital gains), if any, earned during the year. Distributions may also include net capital gains, if any.

Because C-SPEF intends to qualify annually as a RIC under the Code, C-SPEF intends to distribute at least 90% of its investment company taxable income to its Shareholders. Nevertheless, there can be no assurance that C-SPEF will pay distributions to Shareholders at any particular rate.

d.    Organizational and Offering Costs. C-SPEF is incurring certain organizational and initial offering costs of $2,248,439. These costs will be paid by the Adviser on behalf of the Fund. Such costs incurred by the Adviser are subject to recoupment by the Adviser in accordance with the Expense Limitation Agreement (as defined below). C-SPEF will bear certain of its organizational and initial offering costs in connection with this offering. C-SPEF’s initial offering costs, whether borne by the Adviser or C-SPEF, are being capitalized and amortized over the 12-month period beginning at the commencement of operations. C-SPEF’s organizational costs are expensed as incurred.

3.	Advisory Fee and Other Transactions with Affiliates

a.   Advisory Fee. In consideration of the advisory services provided by the Adviser, C-SPEF pays the Adviser an advisory fee at a monthly rate equal to 1.65% on an annualized basis of the greater of (i) C-SPEF’s net asset value and (ii) C-SPEF’s net asset value less cash and cash equivalents plus the total of all commitments made by C-SPEF that have not yet been drawn for investment (the “Advisory Fee”). In no event will the Advisory Fee exceed 2.00% as a percentage of C-SPEF’s net asset value. For purposes of calculating the Advisory Fee, a “commitment” is defined as a contractual obligation to acquire an interest in, or provide the total commitment amount over time to, a Portfolio Fund, when called by the Portfolio Fund. During any given fiscal year, the basis for the Advisory Fee could be larger than C-SPEF’s net asset value due to unfunded commitments to invest in Private Equity Investments. Investors are advised that the actual amount of unfunded commitments will be disclosed in C-SPEF’s published financial statements. The Adviser has contractually agreed to waive 100% of its Advisory Fee from commencement of operations to March 31, 2025.

For purposes of determining the Advisory Fee payable to the Adviser, the Fund’s net asset value will be calculated prior to the inclusion of any amounts of the Advisory Fee payable to the Adviser or to any purchases or repurchases of shares of the Fund or any distributions by the Fund. The Advisory Fee will be payable in arrears within 5 business days after the completion of the net asset value computation for each quarter. The Advisory Fee is paid to the Adviser out of C-SPEF’s assets, and therefore decreases the net profits or increases the net losses of C-SPEF.

The services of all investment professionals and staff of the Adviser, when and to the extent engaged in providing investment advisory and management services, and the compensation and routine overhead expenses of such personnel allocable to such services, are provided and paid for by the Adviser. C-SPEF bears all other costs and expenses of its operations and transactions as set forth in its Investment Advisory Agreement with the Adviser (the “Investment Advisory Agreement”).

b.    Expense Limitation Agreement (“ELA”). Pursuant to the ELA with the Fund, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Advisory Fee and any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.50% per annum of the Fund’s average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided that repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within thirty-six months after the months in which the Adviser waived the fee or reimbursed the expense. The Expense Limitation Agreement will have a term ending one-year from the date the Fund commences operations, and the Adviser may extend the term for a period of one year on an annual basis. The Adviser may not terminate the Expense Limitation Agreement during its initial one-year term.

c.    Distribution and Servicing Fee. Class D and Class I-2 Shares are subject to an ongoing distribution and shareholder servicing fee (the “Distribution and Servicing Fee”) to compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of Shareholders who own Class D or Class I-2 Shares of C-SPEF. Although C-SPEF is not an open-end investment company, it will comply with the terms of Rule 12b-1 as a condition of the SEC exemptive relief, which once it is granted will permit C-SPEF to have, among other things, a multi-class structure and distribution and shareholder servicing fees. Accordingly, C-SPEF has adopted a distribution and servicing plan for its Class D Shares and Class I-2 Shares (the “Distribution and Servicing Plan”) and pays the Distribution and Servicing Fee with respect to its Class D and Class I-2 Shares. The Distribution and Servicing Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act.

Class D Shares and Class I-2 Shares pay a Distribution and Servicing Fee to the Distributor at an annual rate of 0.85% and 0.25%, respectively, based on the net assets of C-SPEF attributable to such class (i.e., a proportionate share of C-SPEF’s aggregate net assets). For purposes of determining the Distribution and Servicing Fee, net asset value will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable.

Class I Shares are not subject to a Distribution and Servicing Fee.

d.   Administrative Fees. C-SPEF has retained State Street Bank and Trust Company (the “Administrator”) to provide it with certain administrative services, including fund administration, fund accounting, custodian and transfer agency services. C-SPEF compensates the Administrator for these services and reimburses the Administrator for certain out-of-pocket expenses (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of C-SPEF and therefore decreases the net profits or increases the net losses of C-SPEF.

4.	Capital Shares

Shares will generally be offered for purchase as of the first business day of each calendar month at the NAV per Share on that date. Fractions of Shares will be issued to one one-hundredth of a Share.

Shares are not listed on any securities exchange, and it is not anticipated that a secondary market for Shares will develop. Shares are subject to limitations on transferability, and liquidity will be provided only through limited repurchase offers.

To provide a limited degree of liquidity to Shareholders, at the sole discretion of the Board, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders.

The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conducts repurchase offers of no more than 5% of the Fund’s net assets on a quarterly basis. The Adviser currently expects to recommend to the Board that the Fund conducts its first repurchase offer following the third full quarter of Fund operations (or such earlier or later date as the Board may determine).

5.	Commitments and contingent liabilities

The Fund indemnifies its officers and managers for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund which cannot be predicted with any certainty. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

6.	Subsequent Events

C-SPEF commenced operations on April 1, 2024, with $323,792,852, comprising cash contributions of $2,149,972 and contributions in kind totaling $321,642,880. Simultaneous with such commencement of operations, C-SPEF Seed Vehicle L.P. (“Predecessor Fund”), which begin operations in 2023, reorganized with and into C-SPEF of transferred investments, cash and other assets and liabilities. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Fund and at the time of the conversion of the Predecessor Fund was managed by an affiliate of the Adviser.

Management’s Discussion of Fund Performance

The Fund did not commence investment operations during the 2023 fiscal year. During the 2023 fiscal year, the only assets of the Fund were the result of a contribution from the Adviser. These assets were maintained in a bank account pending the beginning of investment operations.

Management of the Fund

Trustees

The business operations of the Fund are managed and supervised under the direction of the Board, subject to the laws of the State of Delaware and the Fund’s declaration of trust (the “Declaration of Trust”). The Board is comprised of five trustees, a majority of whom are not “interested persons” (as defined in the 1940 Act, the “Interested Trustees”) of the Fund (“Independent Trustees”). The Board has overall responsibility for the management and supervision of the business operations of C-SPEF.

The trustees of the Fund, their ages, addresses, positions held, lengths of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each trustee and other trusteeships, if any, held by the trustees, are shown below. The trustees have been divided into two groups—Interested Trustees and Independent Trustees. As set forth in the Fund’s Declaration of Trust, each trustee’s term of office shall continue until his or her death, resignation or removal. The address of each trustee is care of the Secretary of Fund at 950 Third Avenue, New York, New York 10022.

Name, Position(s) Held with Registrant and Year of Birth*	Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee During Past 5 Years

Independent Trustees

Dominic Jerome Garcia 1978	Since inception	Chief Pension Investment Strategist, CBRE Global Investors (2021 - Present); Advisory Board of Milken Institute for Public Finance (2021 - Present); Chief Investment Officer, New Mexico Public Employees Retirement Association (2017 - 2021); Senior Alpha Manager, State of Wisconsin Investment Board (2008 - 2017); Research Advisory Board Member, University of North Carolina Keenan Institute of Private Markets and the University of Chicago Harris Center for Municipal Finance (2020 - Present); Trustee, United World College-USA the Santa Fe Preparatory School endowment and the Santa Fe Community Foundation impact investment committee (2020 - Present).	1	Cliffwater Corporate Lending Fund; Cliffwater Enhanced Lending Fund

Name, Position(s) Held with Registrant and Year of Birth*	Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee During Past 5 Years

Ramona Heine 1977	Since inception	Co-Founder and Chief Executive Officer, Heine & Kim Fiduciary Partners LLC (provides independent fund director and fiduciary services to funds and asset managers) (2018 - Present); Chief of Staff Products and Solutions and Managing Director, UBS Asset Management (2015 - 2018).	1	Cantor Fitzgerald Infrastructure Fund; Cantor Select Portfolios Trust, for all its series

David Sung 1953	Since inception	Retired. Partner, Ernst & Young LLP (1995-2014).	1	Ironwood Institutional Multi-Strategy Fund; Ironwood Multi-Strategy Fund; Hartford Mutual Funds

Interested Trustees***

Helen Lamb 1976	Since inception	Chief Operating Officer, Coller Capital (2008 - Present).	1	None

Richard Jason Alexander Elmhirst 1967	Since inception	Partner and Head of Coller Capital Private Wealth Secondaries Solutions, Coller Capital (2022 - Present); US Wealth Management (1996 - 2021).	1	None

*	Each of the Independent Trustees serves on the Board’s Audit and Governance Committees.
**	“Fund Complex” comprises registered investment companies for which the Adviser or an affiliate of the Adviser serves as investment adviser.
***	“Interested person,” as defined in the 1940 Act, of C-SPEF. Helen Lamb and Richard Jason Alexander Elmhirst are interested persons of C-SPEF due to their affiliation with the Adviser.

Officers

Certain biographical and other information relating to the officers of the Fund who are not Trustees, is set forth below, including their ages, addresses, positions held, lengths of time served and their principal business occupations during the past five years.

Name, Position(s) held with Registrant, Year of Birth and Address*	Length of Time Served	Principal Occupation During Past 5 Years

Richard Jason Alexander Elmhirst President 1967	Since inception	Partner and Head of Coller Capital Private Wealth Secondaries Solutions, Coller Capital (2022 – Present); Managing Director and Head of Private Markets Content, UBS Wealth Management (1996 – 2021).

Eli Bauernfreund Vice President 1986	Since inception	Principal, Product & Fund Structuring, Coller Capital (2015 – Present).

Josh Schnurman Treasurer 1977	Since inception	Fund Controller Private Wealth, Coller Capital (2023 - Present); Managing Director, DV Asset Management (2022); Head of US Product Strategy, Development and Management, Aegon Asset Management (2016 – 2022).

Radin Ahmadian Secretary 1994	Since inception	US Legal Counsel Private Wealth Secondaries Solutions (2023 - Present); Associate Attorney, Dechert LLP (2018 - 2023).

Alex Wahllöf-Malinconico Chief Operating Officer 1979	Since inception	Chief Operating Officer, Coller Capital Private Wealth Secondaries Solutions (2023 – Present); Morgan Stanley Investment Banking (2012 – 2023).

Brenna Fudjack Chief Compliance Officer 1986	Since inception	Deputy Chief Compliance Officer, Paralel Technologies LLC (2023 – Present); Advisory Manager, Deloitte & Touche LLP (2022 –2023); Director of Compliance, Perella Weinberg Partners Capital Management (2018 –2022).

*	The address of each officer is care of the Secretary of C-SPEF at 950 Third Avenue, New York, New York 10022.

Approval of the Investment Advisory Agreement

The Fund’s Board of Trustees

The Board consists of five individuals, three of whom are Independent Trustees. The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established two standing committees: the Audit Committee and the Governance Committee. Each committee is chaired by, and composed of, Independent Trustees.

Initial Approval of the Fund's Investment Advisory Agreement

On December 6, 2023, the Board held meetings and approved the initial Investment Advisory Agreement for the Fund. The Investment Advisory Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Investment Advisory Agreement or any of their affiliates. In connection with the approval of the Investment Advisory Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Investment Advisory Agreement, the Trustees reviewed the Investment Advisory Agreement with representatives of the Adviser and with counsel to the Fund. A summary of the material factors evaluated by the Trustees in determining whether to approve the Investment Advisory Agreement is provided below.

Nature, Extent, and Quality of the Services

The Board considered the responsibilities of the Adviser under the Investment Advisory Agreement, and the services provided by the Adviser to the Fund, including, without limitation, the management, oversight, operational, and governance services that the Adviser and its employees provide to the Fund, the Adviser’s coordination of services for the Fund by its service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the background and experience of the Adviser’s senior management personnel. The Board noted that certain of the Fund’s officers are employees of the Adviser or its affiliates and serve the Fund without additional compensation from the Fund. The Board further considered information regarding the Adviser’s program designed to ensure compliance with federal securities and other applicable laws and the Adviser’s risk management processes. After reviewing the foregoing information and discussing the Adviser’s proposed services to the Fund, the Board concluded that the nature, extent, and quality of the services provided by the Adviser are satisfactory and appropriate for the Fund.

Performance of Fund and Investment Adviser

Because the Fund had not yet commenced operations, the Board noted that the Fund had no performance as of the date of the Board meeting.

Cost of Services to be Provided and Profits Realized by the Adviser from the Relationship with the Fund

The Board examined and evaluated the fee arrangement between the Adviser and the Fund under the Investment Advisory Agreement, including as compared with the fees and expenses of certain unaffiliated closed-end funds operated as tender funds considered by the Adviser to have similar investment objectives and strategies to the Fund (the “Peer Group”). The Board considered information about the Adviser’s estimated profitability with respect to the Fund, as well as the costs of services provided by the Adviser to the Fund. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and enhancement of its reputation in the industry. The Board also took into account that the Adviser had agreed to waive its advisory fees under the Investment Advisory Agreement for the Fund's first 12 months of operations. Upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Fund are appropriate and representative of arm’s-length negotiations.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed.

Comparison of Fees paid to Those Under Other Investment Advisory Contracts

In evaluating the advisory fees and expenses, the Board considered the Fund’s advisory fees in absolute terms and as compared with the fees and expenses of the Peer Group. Based upon the comparative fee information provided, the Board noted that the Fund’s management fees were above the Peer Group’s average.

Benefits Derived or To Be Derived by the Adviser from its Relationship with the Fund

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser. The Board concluded that the overall expense ratio of the Fund was reasonable in relation to services provided by the Adviser. The Board concluded that any potential benefits derived by the Adviser were consistent with the types of benefits generally derived by investment advisers to other funds.

After consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

Other Information

Proxy Voting

The Board of Trustees of the Fund has delegated to the Fund’s Adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (212) 644-8500 or by visiting the Securities and Exchange Commission’s website at sec.gov.

Other Required Statements/Disclosures

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (212) 644-8500.

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this Report, the Fund has adopted a code of ethics that applies to the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party (the “Code of Ethics”). During the period covered by this Report, no substantive amendments were made to the Code of Ethics. During the period covered by this Report, the Fund did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1) and to the Fund’s registration statement. Shareholders may also obtain copies of the Code of Ethics without charge by sending a request to the following e-mail address: CC.PrivateWealth@collercapital.com.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Board has determined that the Fund has at least one “audit committee financial expert” serving on the Board's audit committee (the “Audit Committee”), as such term is defined for purposes of Item 3 of Form N-CSR.

(a)(2)	The Board has determined that David Sung and Dominic Jerome Garcia are each an audit committee financial expert. The Board has determined that each of Mr. Sung and Mr. Garcia is “independent” in that, (i) other than in his capacity as a member of the Audit Committee and the Board of Trustees of the Fund, he has not accepted, directly or indirectly, any consulting, advisory or other compensatory fee from the Fund, and (ii) he is not an “interested person” of the Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed to the Fund for the period January 23, 2024 (effectiveness of the Fund) through March 31, 2024, for professional services rendered by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm (“PwC”), for the audit of the Fund’s annual financial statements and services that are normally provided by PwC in connection with statutory and regulatory filings or engagements were $15,000.

(b)	Audit-Related Fees. The aggregate fees billed to the Fund for the period January 23, 2024 (effectiveness of the Fund) through March 31, 2024, for assurance and related services by PwC that were reasonably related to the performance of the audit of the Fund’s financial statements and not reported in Item 4(a) above were $0.

(c)	Tax Fees. The aggregate fees billed to the Fund for the period January 23, 2024 (effectiveness of the Fund) through March 31, 2024, for professional services rendered by PwC for tax compliance, tax advice and tax planning were $0.

(d)	All Other Fees. No fees were billed to the Fund for the period January 23, 2024 (effectiveness of the Fund) through March 31, 2024, for products and services provided by PwC, other than the services reported in Items 4(a) through (c) above.

(e)(1)	During its regularly scheduled periodic meetings, the Fund’s Audit Committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Fund.

The Audit Committee may, from time to time, delegate to one or more of its members who are “independent trustees” (as defined in Section 2(a)(19) of the 1940 Act) pre-approval authority for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees that are pre-approved are presented to the Audit Committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services may be waived provided that: (i) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the Fund to its principal accountant during the fiscal year in which services are provided; (ii) such services were not recognized by the Fund at the time of engagement as non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee of the Fund, approved prior to the completion of the audit, and approved based upon a determination that the service is eligible for waiver.

(e)(2)	All services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by PwC for services rendered to the Fund, Coller Private Market Secondaries Advisors, LLC (the “Adviser”) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund for the period January 23, 2024 (effectiveness of the Fund) through March 31, 2024, were $0.

(h)	The Fund’s principal accountant notified the Fund’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Fund’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the Fund, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Fund’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	Not applicable.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund has delegated its proxy voting responsibility to the Adviser, pursuant to the proxy voting policies and procedures of the Adviser. The Adviser’s proxy voting policies and procedures are attached herewith as Exhibit 13(c).

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	As of March 31, 2024, the following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Steven Stolk, Partner, Co-Head of Investment and Head of CIO Office, joined Coller Capital in 2013. As Co-Head of Investment and Deputy CIO, Mr. Stolk has joint responsibility for Coller Capital’s investment team and investment process globally. He is based in Coller Capital’s London office and chairs the Investment Committee. Prior to joining Coller Capital in 2013, Mr. Stolk was a Partner at Plane Tree Capital, where he focused on clean energy investments in Latin America. Previously, he was an Associate at ABN AMRO. Mr. Stolk has a BA (Hons) in International Relations and Diplomatic History from the University of Pennsylvania and an MBA from London Business School.

Francois Aguerre, Partner, Co-Head of Investment and Global Head of Origination, joined Coller Capital in 2007. As Co-Head of Investment and Global Head of Origination, Mr. Aguerre has joint responsibility for Coller Capital’s investment team and investment process globally, and is one of the voting members on the Investment Committee. He is based in the firm’s London office, and also co-chairs the DEI Committee. Prior to joining Coller Capital in 2007, Mr. Aguerre worked in the Investment Banking division of UBS in London. Previously, he worked at Gimar Finance and PAI Partners in Paris, and at Société Générale in New York. Francois has an MSc in Engineering from École Nationale des Ponts et Chaussées in France, and an MBA from INSEAD.

Jake Elmhirst, Partner, Head of Coller Capital Private Wealth Secondaries Solutions, joined Coller Capital in 2022. Mr. Elmhirst is one of the voting members on the Investment Committee and is based in the firm’s London office. Prior to joining Coller Capital in April 2022, Mr. Elmhirst spent 25 years at UBS where he led the Private Markets effort within UBS Global Wealth Management, based in London. Prior to that Mr. Elmhirst co-founded and co-led the Private Funds Group within UBS Investment Bank, based in New York. He previously worked at Freshfields in London where he qualified as a solicitor working in the Tax Team with a focus on collective investment schemes. Mr. Elmhirst has a degree in law (LLB) from the University of Bristol.

(a)(2)	The portfolio managers primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following table identifies, as of March 31, 2024: (i) the number of other registered investment companies, other pooled investment vehicles and other accounts managed by each portfolio manager; (ii) the total assets of such companies, vehicles, and accounts; and (iii) the number and total assets of such companies, vehicles and accounts that are subject to an advisory fee based on performance, unless otherwise noted:

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Steven Stolk
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	5	$2.1 billion	2	$1.64 billion
Other Accounts	4	$675 million	1	$180 million

Francois Aguerre
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

Jake Elmhirst
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

Potential Conflicts of Interest

A potential conflict of interest may arise because of a portfolio manager’s provision of advisory services to other accounts. Other accounts may pay higher management fees and/or performance fees than the Fund, and this could create an incentive for a portfolio manager to favor such funds in the allocation of investment opportunities.

The Adviser has implemented procedures that are designed to ensure that investment opportunities are allocated in a manner that: (i) treats all of its clients fairly and equitably; (ii) prevents conflicts regarding allocation of investment opportunities among its clients; and (iii) complies with applicable regulatory requirements. For example, the Adviser uses an allocation methodology designed to allocate all investments ratably based on a defined allocation procedure. Notwithstanding the foregoing, an aggregated investment may be allocated on a different basis under certain circumstances depending on factors which include, but are not limited to, available cash, liquidity requirements, risk parameters and legal and/or regulatory requirements.

The Adviser and its investment personnel, including a portfolio manager, may hold investments in other accounts. This may create an incentive for the Adviser and its investment personnel to take investment actions based on those investment interests which might diverge, in some cases, from the interests of other clients or favor or disfavor certain funds over other funds. Any potential conflict that arises from these circumstances is mitigated by several factors, including: (i) the fact that the Adviser’s investment process is designed to achieve long-term capital appreciation as opposed to short-term profits and (ii) the fact that the allocation process is controlled by finance and compliance personnel for the Adviser.

(a)(3)	The following description regarding portfolio manager compensation is provided as of March 31, 2024:

The Adviser’s philosophy on compensation is to provide senior professionals incentives that are tied to both short-term and long-term performance of Coller Capital. All investment professionals are salaried. Further, all investment professionals are eligible for a short-term incentive bonus each year that is discretionary and based upon the professional’s performance, as well as the performance of the business. For their services to the Fund, the portfolio managers receive a salary, a discretionary bonus, and certain retirement benefits from the Adviser or its affiliates. Additionally, each of the portfolio managers have equity interests in the Adviser and its subsidiaries and indirectly benefit from the success of the Fund based on their ownership interest.

(a)(4)	As the Fund had not yet commenced investment operations as of March 31, 2024, none of the Fund’s primary portfolio managers owned shares of the Fund.

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Fund during the period covered by this Report on Form N-CSR.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board during the period covered by this Form N-CSR filing.

Item 11. Controls and Procedures.

(a)	The Fund’s principal executive and principal financial officers have concluded, based on their evaluation of the Fund’s disclosure controls and procedures as of a date within 90 days of the filing date of this Report, that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are reasonably designed to ensure that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Fund in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Fund’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	The Fund’s Code of Ethics are filed herewith.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)	The Proxy Voting Policies and Procedures of Coller Private Market Secondaries Advisors, LLC are filed herewith in response to Item 7.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Coller Secondaries Private Equity Opportunities Fund

By:	/s/ Richard Jason Alexander Elmhirst
Richard Jason Alexander Elmhirst
Chief Executive Officer

Date:	June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By:	/s/ Richard Jason Alexander Elmhirst
Richard Jason Alexander Elmhirst
Chief Executive Officer

Date:	June 7, 2024

By:	/s/ Josh Schnurman
Josh Schnurman
Chief Financial Officer

Date:	June 7, 2024